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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    JUNE 30, 2002
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Advent International Corporation
        -------------------------------------------------------
Address:  75 State Street
        -------------------------------------------------------
          Boston, MA 02109
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 28-  6054
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janet L. Hennessy
        -------------------------------------------------------

Title:    Vice President and Treasurer
        -------------------------------------------------------

Phone:    (617) 951-9447
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                                     Boston, MA                                       7/18/02
-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
                                        ---------------------------------------

Form 13F Information Table Entry Total:   15
                                        ---------------------------------------

Form 13F Information Table Value Total:  $55,294
                                         --------------------------------------
                                                    (thousands)

                           FORM 13F INFORMATION TABLE


       COLUMN 1                  COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7
------------------------------------------------------------------------------------------------------------------
                                                             VALUE     SHRS OR  SH/ PUT   INVESTMENT    OTHER
    NAME OF ISSUER            TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION   MANAGERS
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
BIOMET, INC.                          COMMON   090613-10-0    2,555      94,219                SOLE
------------------------------------------------------------------------------------------------------------------
CRUCELL NV                    SPONSORED ADRs   228769-10-5    4,987   1,096,101                SOLE
------------------------------------------------------------------------------------------------------------------
CONCERTO SOFTWARE                     COMMON   239208-10-1      814     129,167                SOLE
------------------------------------------------------------------------------------------------------------------
EPIX MEDICAL, INC.                    COMMON   26881Q-10-1    2,106     199,619                SOLE
------------------------------------------------------------------------------------------------------------------
EXELIXIS                              COMMON   30161Q-10-4   12,016   1,595,768                SOLE
------------------------------------------------------------------------------------------------------------------
ILEX ONCOLOGY, INC.                   COMMON   451923-10-6   11,249     798,337                SOLE
------------------------------------------------------------------------------------------------------------------
INTERWAVE COMMUNICATIONS              COMMON   G4911N-10-2      136     157,989                SOLE
------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS         COMMON   46126P-10-6       20         969                SOLE
------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                     COMMON   478160-10-4      150       2,876                SOLE
------------------------------------------------------------------------------------------------------------------
LECROY CORPORATION                    COMMON   52324W-10-9    5,950     500,000                SOLE
------------------------------------------------------------------------------------------------------------------
LIGHTBRIDGE, INC.                     COMMON   532226-10-7    3,969     469,694                SOLE
------------------------------------------------------------------------------------------------------------------
LIONBRIDGE TECHNOLOGIES, INC.         COMMON   536252-10-9    8,728   4,364,004                SOLE
------------------------------------------------------------------------------------------------------------------
TRITON NETWORK SYSTEMS INC.           COMMON   896775-10-3    1,260   2,136,342                SOLE
------------------------------------------------------------------------------------------------------------------
WORLD ACCESS INC.                     COMMON   98141A-10-1        1     314,603                SOLE
------------------------------------------------------------------------------------------------------------------
ZINDART LIMITED               SPONSORED ADRs   989597-10-9    1,353     708,444                SOLE
------------------------------------------------------------------------------------------------------------------

                                                             55,294



       COLUMN 1                               COLUMN 8
----------------------------------------------------------------------
                                          VOTING AUTHORITY
    NAME OF ISSUER                 SOLE          SHARED          NONE
----------------------------------------------------------------------

---------------------------------------------------------------------

----------------------------------------------------------------------
BIOMET, INC.                       94,219
----------------------------------------------------------------------
CRUCELL NV                      1,096,101
----------------------------------------------------------------------
CONCERTO SOFTWARE                 129,167
----------------------------------------------------------------------
EPIX MEDICAL, INC.                199,619
----------------------------------------------------------------------
EXELIXIS                        1,595,768
----------------------------------------------------------------------
ILEX ONCOLOGY, INC.               798,337
----------------------------------------------------------------------
INTERWAVE COMMUNICATIONS          157,989
----------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS         969
----------------------------------------------------------------------
JOHNSON & JOHNSON                   2,876
----------------------------------------------------------------------
LECROY CORPORATION                500,000
----------------------------------------------------------------------
LIGHTBRIDGE, INC.                 469,694
----------------------------------------------------------------------
LIONBRIDGE TECHNOLOGIES, INC.   4,364,004
----------------------------------------------------------------------
TRITON NETWORK SYSTEMS INC.     2,136,342
----------------------------------------------------------------------
WORLD ACCESS INC.                 314,603
----------------------------------------------------------------------
ZINDART LIMITED                   708,444
----------------------------------------------------------------------